SCUDDER
                                                                   INVESTMENTS




      Scudder Cash Reserves Fund

                                         Classes A, B and C

                                         Annual Report
                                         September 30, 2001



      The fund seeks maximum current income to the extent consistent with stability of principal.

 Contents
--------------------------------------------------------------------------------



   3    Performance Summary

   4    Economic Overview

   6    Portfolio Management Review

  10    Portfolio Summary

  11    Investment Portfolio

  13    Financial Statements

  16    Financial Highlights

  19    Notes to Financial Statements

  25    Report of Independent Auditors

  26    Tax Information

  27    Shareholder Meeting Results

  29    Officers and Trustees

  30    Account Management Resources




Scudder Cash Reserves Fund                                         CUSIP Number
--------------------------------------------------------------------------------
Class A                                                             811195-403
--------------------------------------------------------------------------------
Class B                                                             811195-502
--------------------------------------------------------------------------------
Class C                                                             811195-601
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                           September 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)
--------------------------------------------------------------------------------
                                             1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Scudder Cash Reserves Fund-- Class B          3.42%     3.66%    3.60%     3.18%
--------------------------------------------------------------------------------

                                                                         Life of
                                             1-Year    3-Year   5-Year    Class*
--------------------------------------------------------------------------------
Scudder Cash Reserves Fund-- Class A          4.40%     4.65%    4.61%     4.15%
--------------------------------------------------------------------------------
Scudder Cash Reserves Fund-- Class C          3.76%     4.00%    3.95%     3.94%
--------------------------------------------------------------------------------

Source: Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Distribution Information
--------------------------------------------------------------------------------
                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Distribution Information
Twelve Months:
  Income Dividends                      $    .043      $    .034     $    .037
--------------------------------------------------------------------------------
September Income Dividend               $    .002      $    .001     $    .001
--------------------------------------------------------------------------------
7-day Average Yield                        1.92%         1.20%          1.38%
--------------------------------------------------------------------------------
7-day Compound Effective Yield             1.94%         1.20%          1.39%
--------------------------------------------------------------------------------

* Class A and C shares commenced operations on January 10, 1992 and May 31, 1994, respectively.

    7-day average yield is the annualized net investment income per share for the period shown.

--------------------------------------------------------------------------------
 Average Annual Total Returns (Adjusted for Sales Charge)
--------------------------------------------------------------------------------
                                                                        10-Year/
                                                                         Life of
Scudder Cash Reserves Fund                   1-Year    3-Year   5-Year    Class*
--------------------------------------------------------------------------------
Class A^(a)        Growth of $10,000         $10,440  $11,461   $12,530  $14,850
                   -------------------------------------------------------------
                   Average annual
                   total return               4.40%    4.65%     4.61%    4.15%
--------------------------------------------------------------------------------
Class B^(a)        Growth of $10,000         $10,042  $10,940   $11,833  $13,682
                   -------------------------------------------------------------
                   Average annual
                   total return               0.42%    3.04%     3.42%    3.18%
--------------------------------------------------------------------------------
Class C^(a)        Growth of $10,000         $10,376  $11,249   $12,136  $13,276
                   -------------------------------------------------------------
                   Average annual
                   total return               3.76%    4.00%     3.95%    3.94%
--------------------------------------------------------------------------------

^(a) There is no initial sales charge for Class A shares. However, applicable sales charges apply on exchanges. For Class B shares, the maximum contingent deferred sales charges (CDSC) is 4%. Class C shares have no sales adjustment, but redemptions within one year of purchase may be subject to a CDSC of 1%.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview
--------------------------------------------------------------------------------


Dear Shareholder:

On the morning of September 11, U.S. economic conditions were uncertain at best, and the terrorist attacks on the World Trade Center and Pentagon only increased the odds of recession. The good news is that policymakers are moving aggressively to provide fiscal and monetary stimulus to keep the economy on track.

Consumers had too much debt and were trying to rein in their spending when the terrorist attacks sapped their confidence, and now they're spending less. Although people will still buy groceries, visit the doctor and pay their kid's tuition, we don't expect total consumption to get back to this last summer's level before the end of 2002. As their customers retrench, business executives will do the same. They already cut capital spending, and will review outlays for the coming months. As a result, we expect the economy to continue its decline until early next spring.

But before stuffing money under the mattress, investors can take heart that at the exact moment the private sector is cutting back, government is stepping up with huge new outlays. What's good about these outlays is that they aren't new programs that will last forever, and the economy will reap the benefits quickly. This stimulus may not prevent two or three quarters of negative growth, but it should shorten the correction process.

Recessions are never welcome, but they force people and businesses to reduce the excesses built up in a boom. As despicable as the terrorist attacks were, individuals and businesses are likely to react by aggressively correcting excesses that have built up over the past several years. That will hurt now but will brighten the medium- to long-term outlook.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 9/30/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                   2 years ago  1 year ago  6 months ago    Now

Inflation Rate (a)                      2.2        3.4         3.5          2.7
U.S. Unemployment Rate (b)              4.2        3.9         4.3          4.9
Federal Funds Rate (c)                  5.25       6.5         5.25         2.5
Industrial Production (d)               3.7        5.9         0.8         -4.8
Growth Rate of Personal Income (e)      4.5        7.0         6.7          4.8

--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------

We believe Americans will quickly put their houses in order, and by the end of 2002, the stage should be set for another expansion. And because financial markets are forward looking, stock prices may begin to reflect this scenario well before then -- an important point for investors to keep in mind as they evaluate their holdings.

Zurich Scudder Investments, Inc.
Economics Group

The sources, opinions and forecasts expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of October 1, 2001, and may not actually come to pass.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder Cash Reserves Fund: A Team Approach to Investing



Scudder Cash Reserves Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Frank J. Rachwalski, Jr. joined the Advisor in 1973 as a money market specialist within the fixed income group and assumed responsibility for the fund's day-to-day management and overall investment strategies in 1984. Mr. Rachwalski has been responsible for the trading and portfolio management of money market funds since 1974.

Portfolio Manager Jerri I. Cohen joined the Advisor in 1981 and the fund team in 1992. Ms. Cohen has 20 years of investment industry experience.

Portfolio Manager Christopher Proctor joined the Advisor in 1999. Mr. Proctor joined the fund team in 2001 and has 11 years of investment industry experience.

In the following interview, Portfolio Managers Frank Rachwalski, Jerri Cohen and Christopher Proctor discuss the market environment and their approach to managing the fund.

                     Q: Please describe the economic environment for money market securities over the fund's most recent fiscal year.

                     A: First, to touch on events prior to September: Most economic releases in early 2001 confirmed fourth-quarter 2000 reports that U.S. economic growth was slowing. These releases prompted the Federal Reserve Board to begin lowering interest rates on January 3. By October 2, 2001, the Fed had lowered short-term rates by four percentage points, to 2.5 percent. The magnitude of these actions by the Fed was unprecedented, and arose from concern that the pace of the U.S. economic slowdown could lead to a recession. The Fed's dramatic actions combined to substantially reduce the yields for money market securities.

                     By August, we began to see signs that U.S. economic activity was stabilizing. Manufacturing gained slightly, housing remained strong, and retail sales seemed to be picking up. In his comments following these announcements, Chairman Greenspan affirmed that the economy was showing signs of improvement.

                     Q: What happened following the events of September 11?

                     A: After the attack, you could throw out the textbook -- any of the accumulated economic data was meaningless. We know that the initial impact on the U.S. economy was severe. We were concerned about how soon U.S. consumers would resume spending, and whether or not there would be another terrorist attack which would further dampen confidence. Assuming the consumer did come back and begin buying again, you could view the September 11 attack as a one-time event that simply delayed the start of economic recovery.

                     Q: How have you positioned Scudder Cash Reserves Fund in this changeable environment?

                     A: Until we are convinced that the economy is indeed turning up, we believe the risk remains that the Fed will lower rates, not raise them. Therefore we continue to selectively lengthen the portfolio's average maturity; currently the target range for the fund's average maturity is between 35 and 50 days. In addition, credit quality continues to be our foremost goal. In uncertain times such as these, we continue to be extra cautious.

                     Q: What is your outlook for money market investments and the fund over the next several months?

                     A: Following September 11, we have begun to see some positive economic signs. Examples include evidence of firming in the housing market, reasonably good auto sales (though spurred by incentives) and more stable retail sales. We anticipate a significant boost to the economy in the form of government stimulus packages. And as we mentioned, the Fed has lowered interest rates substantially, which should support economic recovery. On the negative side, businesses are still weakening, with layoffs increasing.

                     We think the direction of short-term interest rates will continue to be lower for the time being. We do expect the Fed to lower rates at least one more time. If the U.S. economy does stage a V-shaped recovery -- from all the fiscal stimulus that is being introduced plus the delayed effects of the lowering of interest rates -- we may see upward pressure on interest rates sometime during the second half of 2002. But for now, until we have better conviction that the economy is coming back, we will hold the fund's average maturity slightly longer than average. We think the fund remains an attractive vehicle for investors looking to reduce the volatility of their portfolios or capture some income potential.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                             September 30, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Portfolio Composition*                                 9/30/01        9/30/00
--------------------------------------------------------------------------------

Commercial Paper, First Tier                               82%            69%
Repurchase Agreements                                      15%             7%
Certificates of Deposit                                     3%            24%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

* Portfolio composition is subject to change.

Investment Portfolio                                    as of September 30, 2001
--------------------------------------------------------------------------------

                                                     Principal
                                                    Amount ($)       Value ($)
--------------------------------------------------------------------------------
 Commercial Paper 81.8%
--------------------------------------------------------------------------------
Ace Overseas Corp., 2.75%**, 10/15/2001             10,000,000       9,989,306
Alpine Securitization, 3.5%**, 10/12/2001           10,000,000       9,989,306
American Honda Finance Corp., 3.527%*, 8/23/2002    10,000,000       9,999,107
Amsterdam Funding Corp., 3.5%**, 10/3/2001          10,000,000       9,998,056
Asset Portfolio Funding Corp., 3.66%**,
  10/11/2001                                        10,000,000       9,989,833
Associates Corp. of North America, 3.19%*,
  6/15/2002                                         10,000,000      10,000,000
Banc One Australia Ltd., 3.75%**, 10/2/2001         10,000,000       9,998,958
Barton Capital Corp., 2.3%**, 10/3/2001             10,000,000       9,998,722
Bavaria Universal Funding Corp., 3.7%**,
  10/9/2001                                         10,000,000       9,991,778
Bayerische Hypo-Und Vereinsbank AG, 3.5%**,
  10/2/2001                                         10,000,000       9,999,028
Beta Finance, Inc., 3.539%*, 11/5/2001              10,000,000       9,999,635
Blue Ridge Asset Funding Corp., 3.52%**,
  10/10/2001                                        10,000,000       9,991,200
Commerzbank Europe (Ireland), 3.54%**, 11/8/2001    10,000,000       9,962,633
Credit Suisse First Boston, Inc., 2.614%*,
  5/22/2002                                         10,000,000      10,000,000
CXC, Inc., 3.48%**, 10/18/2001                      10,000,000       9,983,567
Delaware Funding Corp., 2.6%**, 10/24/2001          10,000,000       9,983,389
Eureka Securitization, Inc., 3.5%**, 10/17/2001     10,000,000       9,984,445
Falcon Asset Securitization Corp., 3.47%**,
  10/16/2001                                        10,000,000       9,985,542
FCAR Owner Trust 1, 3.75%**, 10/4/2001              10,000,000       9,996,875
Fortis Finance NV, 3.51%**, 10/12/2001              10,000,000       9,989,275
Galaxy Funding, Inc., 2.55%**, 1/15/2002            10,000,000       9,924,917
Giro Funding US Corp., 3.5%**, 10/9/2001            10,000,000       9,992,222
Giro Multi-Funding Corp., 2.5%**, 10/22/2001        10,000,000       9,985,417
Goldman Sachs Group, Inc., 3.05%**, 10/23/2001      10,000,000       9,981,361
Hatteras Funding Corp., 3.48%**, 10/26/2001         10,000,000       9,975,833
Household Finance Corp., 3.666%*, 12/5/2001         10,000,000      10,002,729
Intrepid Funding Master Trust, 3.47%**,
  10/19/2001                                        10,850,000      10,831,175
Jupiter Securitization Corp., 2.5%**, 10/22/2001    10,000,000       9,985,417
Louis Dreyfus Corp., 3.54%**, 10/5/2001             13,980,000      13,974,501
Monte Rosa Capital Corp., 3.53%**, 10/4/2001        10,000,000       9,997,058
Moriarty LLC, 2.75%**, 3/11/2002                    10,000,000       9,877,014
Nordea North America Inc., 3.61%**, 3/15/2002       10,000,000       9,834,542
Old Line Funding Corp., 3.51%**, 10/12/2001         10,000,000       9,989,275
Pennine Funding LLC, 3.53%**, 10/9/2001              8,500,000       8,493,332
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                     Principal
                                                    Amount ($)       Value ($)
--------------------------------------------------------------------------------
Preferred Receivable Funding Corp., 2.58%**,
   11/5/2001                                        10,000,000       9,974,917
Receivables Capital Corp., 2.5%**, 10/25/2001       10,000,000       9,983,333
Scaldis Capital LLC, 2.65%**, 11/23/2001             7,700,000       7,669,959
Sheffield Receivables Corp., 2.54%**, 1/9/2002      10,000,000       9,929,444
Sinochem American C.P., Inc., 3.55%**, 10/9/2001    10,000,000       9,992,111
Societe Generale NA, Inc., 3.605%**, 3/22/2002      10,000,000       9,827,761
Spintab AB, 3.56%**, 10/9/2001                      10,000,000       9,992,089
Stellar Funding Group, Inc., 2.55%**, 12/17/2001    10,000,000       9,945,458
Superior Funding Capital Corp., 3.53%**,
  10/4/2001                                         10,000,000       9,997,058
Surrey Funding Corp., 3.55%**, 10/15/2001           10,000,000       9,986,194
Swedish National Housing Finance Corp., 3.45%**,
  12/14/2001                                        10,000,000       9,929,083
Sweetwater Capital Corp., 3.46%**, 10/10/2001       10,000,000       9,991,350
Thunder Bay Funding, Inc., 3.04%**,10/12/2001       10,697,000      10,687,064
UBS Finance (Delaware) LLC, 2.53%**, 10/22/2001     10,000,000       9,985,242
WCP Funding, Inc., 3.5%**, 10/22/2001               10,000,000       9,979,583
--------------------------------------------------------------------------------
Total Commercial Paper (Cost $490,546,094)                         490,546,094
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Certificates of Deposit* 3.3%
--------------------------------------------------------------------------------
First Union National Bank, 3.62%, 5/8/2002          10,000,000      10,000,000
National City Bank (OH), 3.05%, 8/16/2002           10,000,000       9,998,252
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $19,998,252)                    19,998,252
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Repurchase Agreements 14.9%
--------------------------------------------------------------------------------
State Street Bank and Trust Company, 3.05%, to
  be repurchased on 10/1/2001 at $967,246              967,000         967,000
First Boston, 3.3%, to be repurchased on
  10/1/2001 at $88,024,200                          88,000,000      88,000,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $88,967,000) (a)                  88,967,000
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $599,511,346) (b)       599,511,346
--------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of September 30, 2001.

**  Annualized yield at time of purchase; not a coupon rate.

(a) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(b) The cost for federal income tax purposes was $599,511,346.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001
--------------------------------------------------------------------------------

Assets
-------------------------------------------------------------------------------
Investments in securities, at amortized cost                      $ 510,544,346
-------------------------------------------------------------------------------
Repurchase agreements                                                88,967,000
-------------------------------------------------------------------------------
Cash                                                                        982
-------------------------------------------------------------------------------
Interest receivable                                                     230,453
-------------------------------------------------------------------------------
Receivable for Fund shares sold                                       9,625,905
-------------------------------------------------------------------------------
Total assets                                                        609,368,686
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Dividends payable                                                        67,311
-------------------------------------------------------------------------------
Payable for Fund shares redeemed                                     13,406,338
-------------------------------------------------------------------------------
Accrued management fee                                                  189,735
-------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                      14,919
-------------------------------------------------------------------------------
Other accrued expenses and payables                                     762,938
-------------------------------------------------------------------------------
Total liabilities                                                    14,441,241
-------------------------------------------------------------------------------
Net assets, at value                                              $ 594,927,445
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
Net assets consist of:                                                 (28,923)
Accumulated net realized gain (loss)
-------------------------------------------------------------------------------
Paid-in capital                                                     594,956,368
-------------------------------------------------------------------------------
Net assets, at value                                              $ 594,927,445
-------------------------------------------------------------------------------

Net Asset Value
-------------------------------------------------------------------------------
Class A

Net Asset Value, offering and redemption price per share
($270,692,698 / 270,663,473 shares outstanding)                   $        1.00
-------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price (subject to
contingent deferred sales charge) per share ($228,495,340 /
228,480,580 shares outstanding)                                   $        1.00
-------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($95,739,407 / 95,761,154 shares outstanding)                     $        1.00
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended September 30, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Interest                                                          $   26,800,297
--------------------------------------------------------------------------------
Expenses:
Management fee                                                         2,005,011
--------------------------------------------------------------------------------
Services to shareholders                                               1,461,696
--------------------------------------------------------------------------------
Custodian fees                                                            15,576
--------------------------------------------------------------------------------
Distribution service fee                                               3,320,267
--------------------------------------------------------------------------------
Auditing                                                                  37,430
--------------------------------------------------------------------------------
Legal                                                                     98,179
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               26,014
--------------------------------------------------------------------------------
Reports to shareholders                                                  101,738
--------------------------------------------------------------------------------
Registration fees                                                        106,984
--------------------------------------------------------------------------------
Other                                                                     28,511
--------------------------------------------------------------------------------
Total expenses, before expense reductions                              7,201,406
--------------------------------------------------------------------------------
Expense reductions                                                      (22,742)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                               7,178,664
--------------------------------------------------------------------------------
Net investment income                                                 19,621,633
--------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                      (9,062)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   19,612,571
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                                     Years Ended September 30,

Increase (Decrease) in Net Assets                      2001             2000
--------------------------------------------------------------------------------
Operations:
Net investment income                           $    19,621,633  $    25,261,867
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                            (9,062)               --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            19,612,571       25,261,867
--------------------------------------------------------------------------------
Distributions to shareholders from net
investment income:
  Class A                                          (10,314,110)     (12,535,851)
--------------------------------------------------------------------------------
  Class B                                           (6,319,323)      (9,315,375)
--------------------------------------------------------------------------------
  Class C                                           (2,988,200)      (3,410,641)
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                         3,455,549,956    7,579,880,871
--------------------------------------------------------------------------------
Reinvestment of distributions                        16,285,432       18,974,644
--------------------------------------------------------------------------------
Cost of shares redeemed                         (3,409,544,770)  (7,714,214,593)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from Fund share transactions                         62,290,618    (115,359,078)
--------------------------------------------------------------------------------
Increase (decrease) in net assets                    62,281,556    (115,359,078)
--------------------------------------------------------------------------------
Net assets at beginning of period                   532,645,889      648,004,967
--------------------------------------------------------------------------------
Net assets at end of period                     $   594,927,445  $   532,645,889
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A

--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
Period                            $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
  Net investment income              .04       .05      .04       .04      .04
--------------------------------------------------------------------------------
  Distributions from net
  investment income                (.04)     (.05)    (.04)     (.04)    (.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    4.40      5.43     4.12      4.58     4.57
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                      271       252      265       197       91
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       .93       .93     1.09      1.21     1.16
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       .93       .92     1.09      1.21     1.16
--------------------------------------------------------------------------------
Ratio of net investment income (%)  4.26      5.27     4.07      4.49     4.45
--------------------------------------------------------------------------------

Class B

--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                            $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
  Net investment income (loss)       .03       .04      .03       .03      .03
--------------------------------------------------------------------------------
  Distributions from net
  investment income                (.03)     (.04)    (.03)     (.03)    (.03)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    3.42      4.49     3.08      3.53     3.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                      228       202      287       285      217
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                      1.89      1.87     2.11      2.22     2.19
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                      1.89      1.86     2.11      2.22     2.19
--------------------------------------------------------------------------------
Ratio of net investment income (%)  3.34      4.33     3.05      3.48     3.42
--------------------------------------------------------------------------------

Class C

--------------------------------------------------------------------------------
 Years Ended September 30,           2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                            $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
  Net investment income              .04       .05      .03       .04      .04
--------------------------------------------------------------------------------
  Distributions from net
  investment income                (.04)     (.05)    (.03)     (.04)    (.04)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
--------------------------------------------------------------------------------
Total Return (%)                    3.76      4.81     3.44      3.90     3.85
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                       96        79       97        68       32
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                      1.62      1.57     1.75      1.88     1.84
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                      1.62      1.56     1.75      1.88     1.84
--------------------------------------------------------------------------------
Ratio of net investment income (%)  3.59      4.63     3.41      3.82     3.77
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder Cash Reserves Fund (the "Fund"), formerly Kemper Cash Reserves Fund, is a series of Scudder Portfolios, formerly Kemper Portfolios, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Class A shares are sold without an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another Scudder Mutual Fund. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares (none sold through September 30, 2001) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution fees, service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At September 30, 2001, the Fund had a net tax basis capital loss carryforward of approximately $20,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2008 ($14,000) and September 30, 2009 ($6,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2000 through September 30, 2001, the Fund incurred approximately $9,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended September 30, 2002.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income may include all realized gains (losses) on portfolio securities.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.40% of the first $250 million of average daily net assets, 0.38% of the next $750 million, 0.35% of the next $1.5 billion, 0.32% of the next $2.5 billion, 0.30% of the next $2.5 billion, 0.28% of the next $2.5 billion, 0.26% of the next $2.5 billion and 0.25% of average daily net assets over $12.5 billion. For the year ended September 30, 2001, the Fund incurred a management fee of $2,005,011 which is equivalent to an annualized effective rate of 0.39% of the Fund's average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the UK, which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Service Provider Fees. Scudder Investment Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Fund's Class A, B and C shares. For the year ended September 30, 2001, the amount charged to Class A, B and C shares by SISC was as follows:

                                                                     Unpaid at
                                                                   September 30,
Shareholder Service Fee                             Fee Imposed        2001
--------------------------------------------------------------------------------
Class A                                             $  425,886       $  142,318
--------------------------------------------------------------------------------
Class B                                                682,116          162,853
--------------------------------------------------------------------------------
Class C                                                 74,077           22,446
--------------------------------------------------------------------------------
                                                    $1,182,079       $  327,617
--------------------------------------------------------------------------------

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Classes B and C shares. For the year ended September 30, 2001, the Distribution Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Distribution Fee                                 Total Aggregated      2001
--------------------------------------------------------------------------------
Class B                                              1,419,062          133,959
--------------------------------------------------------------------------------
Class C                                                618,996           55,547
--------------------------------------------------------------------------------
                                                    $2,038,058       $  189,506
--------------------------------------------------------------------------------

Effective July 1, 2001, in accordance with an amended and restated Distribution Service Agreement, SDI also provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. This amended agreement replaced the Administrative Services Agreement and did not result in any increase in fees or expenses to each such class. For the year ended September 30, 2001, the Service Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Service Fee                                       Total Aggregated      2001
--------------------------------------------------------------------------------
Class A                                             $  602,856       $   57,349
--------------------------------------------------------------------------------
Class B                                                473,021           43,986
--------------------------------------------------------------------------------
Class C                                                206,332           18,179
--------------------------------------------------------------------------------
                                                    $1,282,209       $  119,514
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. The Fund had no underwriting commissions retained by SDI in connection with the distribution of the Class A shares for the year ended September 30, 2001.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended September 30, 2001, the CDSC for Class B and C shares aggregated $980,888 and $195,719, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended September 30, 2001, Trustees' fees and expenses aggregated $12,464. In addition, a one-time fee of $13,550 was accrued for payment to these Trustees not affiliated with the Advisor who are not standing for re-election under the Reorganization discussed in Note E. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear $6,775 of such costs.

C. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended September 30, 2001, the Fund's custodian and transfer agent fees were reduced by $835 and $15,132, respectively, under the arrangements.

D. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Reorganization

ZSI initiated a restructuring program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

F. Share Transactions

The following tables summarize share and dollar activity in the Fund:

                            Year Ended                      Year Ended
                        September 30, 2001              September 30, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares Sold
--------------------------------------------------------------------------------
Class A           2,689,372,417  $2,688,084,066   6,315,703,189   $6,315,703,189
--------------------------------------------------------------------------------
Class B             433,035,858     433,066,182     677,392,767      677,392,767
--------------------------------------------------------------------------------
Class C             334,407,694     334,399,708     586,784,915      586,784,915
--------------------------------------------------------------------------------
                                 $3,455,549,956                   $7,579,880,871
--------------------------------------------------------------------------------

                            Year Ended                      Year Ended
                        September 30, 2001              September 30, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares Issued in Reinvestment of Dividends
--------------------------------------------------------------------------------
Class A               8,201,753  $    8,201,753       8,378,489   $    8,378,489
--------------------------------------------------------------------------------
Class B               5,589,056       5,589,056       7,898,877        7,898,877
--------------------------------------------------------------------------------
Class C               2,494,623       2,494,623       2,697,278        2,697,278
--------------------------------------------------------------------------------
                                 $   16,285,432                   $   18,974,644
--------------------------------------------------------------------------------

Shares Redeemed
--------------------------------------------------------------------------------
Class A          (2,678,529,425) $(2,677,227,985)(6,337,071,917)  $(6,337,071,917)
--------------------------------------------------------------------------------
Class B           (412,324,525)   (412,344,230)   (769,736,453)    (769,736,453)
--------------------------------------------------------------------------------
Class C           (319,988,133)   (319,972,555)   (607,406,223)    (607,406,223)
--------------------------------------------------------------------------------
                                 $(3,409,544,770)                 $(7,714,214,593)
--------------------------------------------------------------------------------

Net Increase (Decrease)
--------------------------------------------------------------------------------
Class A              19,044,745  $   19,057,834    (12,990,239)   $ (12,990,239)
--------------------------------------------------------------------------------
Class B              26,300,389      26,311,008    (84,444,809)     (84,444,809)
--------------------------------------------------------------------------------
Class C              16,914,184      16,921,776    (17,924,030)     (17,924,030)
--------------------------------------------------------------------------------
                                 $   62,290,618                   $(115,359,078)
--------------------------------------------------------------------------------

Report of Ernst & Young LLP,
Independent Auditors
--------------------------------------------------------------------------------


To the Trustees and Shareholders of Scudder Cash Reserves Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Scudder Cash Reserves Fund (the "Fund"), formerly Kemper Cash Reserves Fund, as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Scudder Cash Reserves Fund at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts                                       /s/Ernst & Young LLP
November 9, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results
--------------------------------------------------------------------------------


A Special Meeting of Shareholders (the "Meeting") of Scudder Cash Reserves Fund (the "fund") was held on Tuesday, May 15, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                            Number of Votes:
                      ----------------------------------------------------------
Trustee                       For               Withheld       Broker Non-Votes*
--------------------------------------------------------------------------------
John W. Ballantine        246,413,347          6,840,462               0
--------------------------------------------------------------------------------
Lewis A. Burnham          246,140,943          7,112,866               0
--------------------------------------------------------------------------------
Mark S. Casady            246,385,277          6,868,532               0
--------------------------------------------------------------------------------
Linda C. Coughlin         246,413,347          6,840,462               0
--------------------------------------------------------------------------------
Donald L. Dunaway         246,401,101          6,852,708               0
--------------------------------------------------------------------------------
James R. Edgar            246,399,719          6,854,090               0
--------------------------------------------------------------------------------
William F. Glavin         246,412,199          6,841,610               0
--------------------------------------------------------------------------------
Robert B. Hoffman         246,372,601          6,881,208               0
--------------------------------------------------------------------------------
Shirley D. Peterson       246,383,322          6,870,487               0
--------------------------------------------------------------------------------
Fred B. Renwick           246,099,727          7,154,082               0
--------------------------------------------------------------------------------
William P. Sommers        246,063,148          7,190,661               0
--------------------------------------------------------------------------------
John G. Weithers          246,193,265          7,060,544               0
--------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
        233,714,003                  4,680,839                 14,858,967
--------------------------------------------------------------------------------

3. To approve an amendment to the concentration policy of the fund:

     Affirmative            Against             Abstain        Broker Non-Votes*
--------------------------------------------------------------------------------
     192,766,089           6,191,434           17,790,404          36,505,882
--------------------------------------------------------------------------------

Class A

4. To approve a Rule 12b-1 Plan:

     Affirmative            Against             Abstain        Broker Non-Votes*
--------------------------------------------------------------------------------
      99,271,243           4,797,922           11,620,551          12,028,798
--------------------------------------------------------------------------------


Class B

4. To approve an Amended and Restated 12b-1 Plan:

     Affirmative            Against             Abstain        Broker Non-Votes*
--------------------------------------------------------------------------------
      59,897,446           1,600,542           4,771,823           16,764,351
--------------------------------------------------------------------------------


Class C

4. To approve an Amended and Restated 12b-1 Plan:

     Affirmative            Against             Abstain        Broker Non-Votes*
--------------------------------------------------------------------------------
      32,100,777            615,059            2,072,564           7,712,733
--------------------------------------------------------------------------------


* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Officers and Trustees
--------------------------------------------------------------------------------

TRUSTEES                                  OFFICERS

John W. Ballantine                        Philip J. Collora
   Trustee                                   Vice President and
                                             Assistant Secretary
Lewis A. Burnham
   Trustee                                Kathryn L. Quirk
                                             Vice President
Mark S. Casady
   Trustee and President                  Frank J. Rachwalski, Jr.
                                             Vice President
Linda C. Coughlin
   Chairperson, Trustee and               Richard L. Vandenberg
   Vice President                            Vice President

Donald L. Dunaway                         Linda J. Wondrack
   Trustee                                   Vice President

James R. Edgar                            John R. Hebble
   Trustee                                   Treasurer

William F. Glavin, Jr.                    Thomas Lally
   Trustee                                   Assistant Treasurer

Robert B. Hoffman                         Brenda Lyons
   Trustee                                   Assistant Treasurer

Shirley D. Peterson                       John Millette
   Trustee                                   Secretary

Fred B. Renwick                           Caroline Pearson
   Trustee                                   Assistant Secretary

William P. Sommers
   Trustee

John G. Weithers
   Trustee

Account Management Resources
--------------------------------------------------------------------------------


      Legal Counsel   Vedder, Price, Kaufman & Kammholz

                      222 North LaSalle Street
                      Chicago, IL 60601
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

        Independent   Ernst & Young LLP
           Auditors
                      200 Clarendon Street
                      Boston, MA 02116
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS



222 South Riverside Plaza
Chicago, IL 60606-5808




A member of [LOGO] Zurich Scudder Investments